Accounts Payable and Accrued Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Related party due	$ 7,102
Related party transaction rate	2.00%
Success fee obligation	$ 15,301	$ 27,986